Annual Total Returns - Fidelity® MSCI Real Estate Index ETF [BarChart] - 09.30 Fidelity MSCI Sector ETFs Combo PRO-08 - Fidelity® MSCI Real Estate Index ETF	Dec. 01, 2020
Bar Chart Table:
Annual Return, Inception Date	Feb. 02, 2015
Fidelity MSCI Real Estate Index ETF-Default
Bar Chart Table:
Annual Return 2016	8.06%
Annual Return 2017	8.92%
Annual Return 2018	(4.50%)
Annual Return 2019	28.87%